Fair value measurement	12 Months Ended
Dec. 31, 2022
Fair Value Measurement
Fair value measurement

26. Fair value measurement

The main valuation techniques employed in internal models to measure the fair value of the financial instruments on December 31, 2022 and 2021 are set out below. The principal inputs into these models are derived from observable market data. The Group did not make any material changes to its valuation techniques and internal models in those periods.

a) Fair value of financial instruments carried at amortized cost

The following tables show the fair value of the financial instruments carried at amortized cost on December 31, 2022, and 2021. The Group has not disclosed the fair values of financial instruments such as compulsory and other deposits at central banks, other financial assets at amortized cost, deposits in electronic money, RDB, RDB-V, time deposit, and borrowings and financing, because their carrying amounts are a reasonable approximation of fair value.

	2022			2021
	Book value	Fair value - Level 2	Fair value - Level 3	Book value	Fair value - Level 2	Fair value - Level 3
Assets
Compulsory and other deposits at central banks	2,778,019			938,659
Credit card receivables (i)	8,233,123	-	8,204,077	4,780,520	-	4,161,785
Loans to customers (i)	1,676,276	-	1,920,518	1,194,814	-	1,324,513
Other receivables	521,670	-	522,359	50,349	-	50,400
Other financial assets	478,283			18,493
Total	13,687,371	-	10,646,954	6,982,835	-	5,536,698

Liabilities
Deposits in electronic money	1,534,582			1,888,454
Deposits - RDB and RDB-V	14,273,959			7,759,665
Time deposit	-			19,181
Payables to network	7,054,783	6,399,704	-	4,882,159	4,755,304	-
Borrowings and financing	585,568			147,243
Securitized borrowings	-			10,011
Total	23,448,892	6,399,704	-	14,706,713	4,755,304	-
(i)	It excludes the fair value adjustment from the hedge accounting.

The book value from credit card receivables and loans to customers includes the amounts that are the subject of the portfolio hedge, described in note 18. The credit risk components for both receivables are not part of the hedge strategy.

Borrowings and financing fair value is equal to the book value given that any prepayment shall be equal to the total outstanding amount. The fair value of floating rate demand deposits are assumed to be equal to carrying values.

The valuation approach to specific categories of financial instruments is described below.

i) Fair value models and inputs

Credit card: The fair values of credit card receivables and payables to the network are calculated using the discounted cash flow method. Fair values are determined by discounting the contractual cash flows by the interest rate curve. For payables, cash flows are also discounted by the Group's own credit spread. For receivables, fair values exclude expected losses. For past due receivables, the Group used the recovery rate of late payments as an input that is not directly observable and was estimated using the Group's internal databases.

Loans to customers: Fair value is estimated based on groups of clients with similar risk profiles, using valuation models. The fair value of a loan is determined by discounting the contractual cash flows by the risk-free interest rate curve and a credit spread. For past due receivables, the Group used the rate of recovery of late payments as an input that is not directly observable and was estimated using the Group's internal databases.

Other receivables: Fair value is calculated by discounting future cash flows by a risk-free interest rate and a credit spread.

b) Fair value of financial instruments measured at fair value

The following table shows a summary of the fair values, as of December 31, 2022, and 2021, of the financial assets and liabilities indicated below, classified on the basis of the various measurement methods used by the Group to determine their fair value:

	2022
	Published price quotations in active markets (Level 1)	Internal Models (Level 2)	Internal Models (Level 3)	Total
Assets
Government bonds
Brazil	8,222,278	-	-	8,222,278
United States	171,184	-	-	171,184
Mexico	1,382	-	-	1,382

Corporate bonds and other instruments
Certificate of bank deposits (CDB)	-	3,712	-	3,712
Investment funds	-	302,779	-	302,779
Time deposit	-	446,436	-	446,436
Bill of credit (LC)	-	138	-	138
Real estate and agribusiness certificate of receivables (CRIs/CRAs)	2	32,173	-	32,175
Real estate and agribusiness letter of credit (LCIs/LCAs)	-	1,197	-	1,197
Corporate bonds and debentures	676,953	158,675	-	835,628
Equity instrument	-	-	22,082	22,082
Derivative financial instruments	2,154	11,423	27,908	41,485
Collateral for credit card operations	-	305	-	305

Liabilities
Derivative financial instruments	384	9,041	-	9,425
Instruments eligible as capital	-	11,507	-	11,507
Repurchase agreements	-	197,242	-	197,242

	2021
	Published price quotations in active markets (Level 1)	Internal Models (Level 2)	Internal Models (Level 3)	Total
Assets
Government bonds
Brazil	6,646,188	-	-	6,646,188
United States	830,124	-	-	830,124
Colombia	504	-	-	504

Corporate bonds and other instruments
Certificate of bank deposits (CDB)	-	81,810	-	81,810
Investment funds	-	146,884	-	146,884
Time deposit	-	1,119,682	-	1,119,682
Bill of credit (LC)	-	14	-	14
Real estate and agribusiness letter of credit (CRIs/CRAs)	-	1,508	-	1,508
Corporate bonds and debentures	-	121,783	-	121,783
Stocks issued by public-held company	158	-	-	158
Equity instrument	-	-	30,735	30,735
Derivative financial instruments	81,538	24	19,756	101,318
Collateral for credit card operations	-	1,052	-	1,052

Liabilities
Derivative financial instruments	87,271	7	-	87,278
Instruments eligible as capital	-	12,056	-	12,056
Repurchase agreements	-	3,046	-	3,046

i) Fair value models and inputs

Securities: The securities with high liquidity and quoted prices in the active market are classified as level 1. All the government bonds and some corporate bonds are included in level 1 as they are traded in active markets. Brazilian securities values are the published prices by the 'Associação Brasileira das Entidades dos Mercados Financeiro e de Capitais' (“Anbima”). For US, Mexico and Colombia bonds, fair values are the published prices by Bloomberg. Other corporate bonds and investment fund shares, whose valuation is based on observable data, such as interest rates and interest rate curves, are classified as level 2.

Derivatives: Derivatives traded on stock exchanges are classified as level 1 of the hierarchy. Derivatives traded on the Brazilian stock exchange are fairly valued using B3 quotations. Interest rate OTC Swaps are valued by discounting future expected cash flows to present values using interest rate curves and are classified as level 2. The embedded derivative conversion feature from the senior preferred share was calculated based on methodologies for the share price described in note 10. The options related to the warrant from Creditas Partnership are fair valued using a Black-Scholes model and are classified as level 3.

Equity instrument: For the fair value of the equity instrument, the Group used contractual conditions as inputs that are not directly observable, and therefore it is classified as level 3.

Instruments eligible as capital: If the instrument has an active market, prices quoted in this market are used. Otherwise, valuation techniques are used, such as discounted cash flows, where cash flows are discounted by a risk-free rate and a credit spread. Instruments eligible as capital were designated at fair value through profit (loss) in the initial recognition (fair value option).

Repurchase agreements: The fair value is the transaction value itself given that repurchase agreement is a collateralized short-term one-day agreement;

c) Transfers between levels of the fair value hierarchy

For the years ended December 31, 2022 and 2021, there were no transfers of financial instruments between levels 1 and 2 or between levels 2 and 3.